GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,244,007	Great-West Core Bond Fund Institutional Class(a)	$ 67,659,028
10,927,721	Great-West Global Bond Fund Institutional Class(a)	90,044,420
4,048,068	Great-West High Yield Bond Fund Institutional Class(a)	40,399,716
4,343,254	Great-West Inflation-Protected Securities Fund Institutional Class(a)	44,778,953
9,868,038	Great-West Multi-Sector Bond Fund Institutional Class(a)	88,713,657
9,407,046	Great-West Short Duration Bond Fund Institutional Class(a)	90,119,500
7,429,211	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	67,605,824

TOTAL BOND MUTUAL FUNDS — 47.51% (Cost $515,416,982)		$489,321,098
EQUITY MUTUAL FUNDS
2,037,801	Great-West Emerging Markets Equity Fund Institutional Class(a)	18,951,552
1,965,293	Great-West International Growth Fund Institutional Class(a)	18,984,731
5,551,234	Great-West International Value Fund Institutional Class(a)	47,463,047
2,572,482	Great-West Large Cap Growth Fund Institutional Class(a)	25,750,545
7,854,466	Great-West Large Cap Value Fund Institutional Class(a)	64,328,078
Shares		Fair Value
Equity Mutual Funds — (continued)
4,002,635	Great-West Mid Cap Value Fund Institutional Class(a)	$ 34,902,972
4,817,195	Great-West Real Estate Index Fund Institutional Class(a)	51,784,843
839,220	Great-West Small Cap Growth Fund Institutional Class(a)	9,348,912
2,862,734	Great-West Small Cap Value Fund Institutional Class(a)	23,016,381
1,827,193	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	14,014,571

TOTAL EQUITY MUTUAL FUNDS — 29.96% (Cost $278,555,915)		$308,545,632
Account Balance
FIXED INTEREST CONTRACT
232,361,888(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	232,361,888

TOTAL FIXED INTEREST CONTRACT — 22.56% (Cost $232,361,888)		$232,361,888
TOTAL INVESTMENTS — 100.03% (Cost $1,026,334,785)		$1,030,228,618
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(315,471)
TOTAL NET ASSETS — 100.00%		$1,029,913,147

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,322,711	Great-West Core Bond Fund Institutional Class(a)	$ 31,034,127
5,011,382	Great-West Global Bond Fund Institutional Class(a)	41,293,790
1,849,834	Great-West High Yield Bond Fund Institutional Class(a)	18,461,341
1,997,941	Great-West Inflation-Protected Securities Fund Institutional Class(a)	20,598,768
4,515,334	Great-West Multi-Sector Bond Fund Institutional Class(a)	40,592,851
1,605,574	Great-West Short Duration Bond Fund Institutional Class(a)	15,381,398
3,407,853	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	31,011,466

TOTAL BOND MUTUAL FUNDS — 33.06% (Cost $209,365,654)		$198,373,741
EQUITY MUTUAL FUNDS
1,932,181	Great-West Emerging Markets Equity Fund Institutional Class(a)	17,969,284
1,865,446	Great-West International Growth Fund Institutional Class(a)	18,020,210
5,251,878	Great-West International Value Fund Institutional Class(a)	44,903,556
2,432,148	Great-West Large Cap Growth Fund Institutional Class(a)	24,345,798
7,412,452	Great-West Large Cap Value Fund Institutional Class(a)	60,707,977
Shares		Fair Value
Equity Mutual Funds — (continued)
3,779,727	Great-West Mid Cap Value Fund Institutional Class(a)	$ 32,959,221
2,530,409	Great-West Real Estate Index Fund Institutional Class(a)	27,201,898
792,278	Great-West Small Cap Growth Fund Institutional Class(a)	8,825,978
2,698,412	Great-West Small Cap Value Fund Institutional Class(a)	21,695,229
1,723,310	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,217,791

TOTAL EQUITY MUTUAL FUNDS — 44.96% (Cost $247,769,269)		$269,846,942
Account Balance
FIXED INTEREST CONTRACT
132,077,305(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	132,077,305

TOTAL FIXED INTEREST CONTRACT — 22.01% (Cost $132,077,305)		$132,077,305
TOTAL INVESTMENTS — 100.03% (Cost $589,212,228)		$600,297,988
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(186,437)
TOTAL NET ASSETS — 100.00%		$600,111,551

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
7,013,759	Great-West Core Bond Fund Institutional Class(a)	$ 65,508,507
10,572,331	Great-West Global Bond Fund Institutional Class(a)	87,116,007
3,926,803	Great-West High Yield Bond Fund Institutional Class(a)	39,189,496
4,209,010	Great-West Inflation-Protected Securities Fund Institutional Class(a)	43,394,896
9,573,354	Great-West Multi-Sector Bond Fund Institutional Class(a)	86,064,454
3,392,202	Great-West Short Duration Bond Fund Institutional Class(a)	32,497,294
7,188,153	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	65,412,190

TOTAL BOND MUTUAL FUNDS — 24.03% (Cost $444,704,211)		$419,182,844
EQUITY MUTUAL FUNDS
7,758,485	Great-West Emerging Markets Equity Fund Institutional Class(a)	72,153,910
7,482,679	Great-West International Growth Fund Institutional Class(a)	72,282,677
21,105,344	Great-West International Value Fund Institutional Class(a)	180,450,692
9,768,230	Great-West Large Cap Growth Fund Institutional Class(a)	97,779,987
29,847,902	Great-West Large Cap Value Fund Institutional Class(a)	244,454,317
Shares		Fair Value
Equity Mutual Funds — (continued)
15,217,011	Great-West Mid Cap Value Fund Institutional Class(a)	$ 132,692,334
6,590,784	Great-West Real Estate Index Fund Institutional Class(a)	70,850,929
3,171,936	Great-West Small Cap Growth Fund Institutional Class(a)	35,335,363
10,856,941	Great-West Small Cap Value Fund Institutional Class(a)	87,289,809
6,925,287	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	53,116,948

TOTAL EQUITY MUTUAL FUNDS — 59.98% (Cost $978,763,678)		$1,046,406,966
Account Balance
FIXED INTEREST CONTRACT
279,463,619(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	279,463,619

TOTAL FIXED INTEREST CONTRACT — 16.02% (Cost $279,463,619)		$279,463,619
TOTAL INVESTMENTS — 100.03% (Cost $1,702,931,508)		$1,745,053,429
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(582,611)
TOTAL NET ASSETS — 100.00%		$1,744,470,818

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,257,861	Great-West Core Bond Fund Institutional Class(a)	$ 21,088,419
3,410,087	Great-West Global Bond Fund Institutional Class(a)	28,099,118
1,265,061	Great-West High Yield Bond Fund Institutional Class(a)	12,625,307
1,356,169	Great-West Inflation-Protected Securities Fund Institutional Class(a)	13,982,098
3,084,769	Great-West Multi-Sector Bond Fund Institutional Class(a)	27,732,078
2,670,562	Great-West Short Duration Bond Fund Institutional Class(a)	25,583,981
2,315,083	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	21,067,257

TOTAL BOND MUTUAL FUNDS — 18.04% (Cost $159,077,533)		$150,178,258
EQUITY MUTUAL FUNDS
4,586,814	Great-West Emerging Markets Equity Fund Institutional Class(a)	42,657,372
4,438,527	Great-West International Growth Fund Institutional Class(a)	42,876,174
12,514,334	Great-West International Value Fund Institutional Class(a)	106,997,558
5,788,311	Great-West Large Cap Growth Fund Institutional Class(a)	57,940,990
17,655,734	Great-West Large Cap Value Fund Institutional Class(a)	144,600,464
Shares		Fair Value
Equity Mutual Funds — (continued)
9,011,260	Great-West Mid Cap Value Fund Institutional Class(a)	$ 78,578,184
2,733,765	Great-West Real Estate Index Fund Institutional Class(a)	29,387,978
1,885,190	Great-West Small Cap Growth Fund Institutional Class(a)	21,001,010
6,442,520	Great-West Small Cap Value Fund Institutional Class(a)	51,797,862
4,102,496	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	31,466,148

TOTAL EQUITY MUTUAL FUNDS — 72.98% (Cost $637,538,020)		$607,303,740
Account Balance
FIXED INTEREST CONTRACT
74,985,589(b)	Great-West Life & Annuity Contract(a) 1.25%(c)	74,985,589

TOTAL FIXED INTEREST CONTRACT — 9.01% (Cost $74,985,589)		$74,985,589
TOTAL INVESTMENTS — 100.03% (Cost $871,601,142)		$832,467,587
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(277,696)
TOTAL NET ASSETS — 100.00%		$832,189,891

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at March 31, 2022. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,121,643	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 47,631,277
4,924,858	Great-West International Growth Fund Institutional Class(a)	47,574,126
13,916,789	Great-West International Value Fund Institutional Class(a)	118,988,550
6,403,669	Great-West Large Cap Growth Fund Institutional Class(a)	64,100,728
19,655,761	Great-West Large Cap Value Fund Institutional Class(a)	160,980,680
10,001,694	Great-West Mid Cap Value Fund Institutional Class(a)	87,214,771
1,849,975	Great-West Real Estate Index Fund Institutional Class(a)	19,887,227
2,088,119	Great-West Small Cap Growth Fund Institutional Class(a)	23,261,645
Shares		Fair Value
Equity Mutual Funds — (continued)
7,227,459	Great-West Small Cap Value Fund Institutional Class(a)	$ 58,108,774
4,553,981	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,929,037

TOTAL EQUITY MUTUAL FUNDS — 100.03% (Cost $648,807,105)		$662,676,815
TOTAL INVESTMENTS — 100.03% (Cost $648,807,105)		$662,676,815
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(219,200)
TOTAL NET ASSETS — 100.00%		$662,457,615

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

March 31, 2022

The following tables are a summary of the transactions for each underlying investment during the period ended March 31, 2022, in which the issuer was an affiliate of a Fund, as defined in the Investment Company Act of 1940.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	7,244,007	$70,102,381	$3,693,130	$1,419,435	$(22,571)	$(4,717,048)	$248,619	$67,659,028	6.57%
Great-West Global Bond Fund Institutional Class	10,927,721	93,514,632	3,474,244	1,606,887	(120,783)	(5,337,569)	-	90,044,420	8.74
Great-West High Yield Bond Fund Institutional Class	4,048,068	42,201,163	974,910	770,788	23,176	(2,005,569)	-	40,399,716	3.92
Great-West Inflation-Protected Securities Fund Institutional Class	4,343,254	47,021,585	943,633	2,089,264	87,601	(1,097,001)	-	44,778,953	4.35
Great-West Multi-Sector Bond Fund Institutional Class	9,868,038	92,132,101	2,476,180	1,519,334	(32,452)	(4,375,290)	-	88,713,657	8.61
Great-West Short Duration Bond Fund Institutional Class	9,407,046	93,542,090	2,034,161	2,681,592	(41,729)	(2,775,159)	325,211	90,119,500	8.75
Great-West U.S. Government Mortgage Securities Fund Institutional Class	7,429,211	70,032,613	2,823,176	1,943,374	(69,205)	(3,306,591)	156,400	67,605,824	6.57
					(175,963)	(23,614,227)	730,230	489,321,098	47.51
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	2,037,801	20,206,468	1,700,835	951,624	188,034	(2,004,127)	-	18,951,552	1.84
Great-West International Growth Fund Institutional Class	1,965,293	20,359,305	2,926,877	674,763	282,456	(3,626,688)	-	18,984,731	1.84
Great-West International Value Fund Institutional Class	5,551,234	50,506,561	3,067,076	2,135,395	588,403	(3,975,195)	-	47,463,047	4.61
Great-West Large Cap Growth Fund Institutional Class	2,572,482	27,430,431	2,525,761	1,800,587	(35,322)	(2,405,060)	-	25,750,545	2.50
Great-West Large Cap Value Fund Institutional Class	7,854,466	68,708,869	2,111,555	5,932,561	1,658,940	(559,785)	-	64,328,078	6.25
Great-West Mid Cap Value Fund Institutional Class	4,002,635	37,721,088	1,202,415	4,142,118	(44,456)	121,587	-	34,902,972	3.39
Great-West Real Estate Index Fund Institutional Class	4,817,195	55,470,725	2,830,958	3,905,098	546,629	(2,611,742)	-	51,784,843	5.03
Great-West Small Cap Growth Fund Institutional Class	839,220	10,081,970	1,064,343	513,092	74,037	(1,284,309)	-	9,348,912	0.91
Great-West Small Cap Value Fund Institutional Class	2,862,734	25,063,081	1,201,331	2,016,050	244,323	(1,231,981)	-	23,016,381	2.23
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,827,193	14,995,135	1,484,063	841,019	(51,315)	(1,623,608)	-	14,014,571	1.36
					3,451,729	(19,200,908)	0	308,545,632	29.96
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	232,361,888	241,181,665	1,914,539	11,467,080	-	-	732,764	232,361,888	22.56
					0	0	732,764	232,361,888	22.56
				Total	$3,275,766	$(42,815,135)	$1,462,994	$1,030,228,618	100.03%

March 31, 2022

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	3,322,711	$32,005,734	$1,857,797	$695,909	$(23,724)	$(2,133,495)	$113,640	$31,034,127	5.17%
Great-West Global Bond Fund Institutional Class	5,011,382	42,708,267	1,979,886	994,129	(91,775)	(2,400,234)	-	41,293,790	6.88
Great-West High Yield Bond Fund Institutional Class	1,849,834	19,217,840	463,524	316,405	481	(903,618)	-	18,461,341	3.08
Great-West Inflation-Protected Securities Fund Institutional Class	1,997,941	21,477,480	625,078	998,951	43,666	(504,839)	-	20,598,768	3.43
Great-West Multi-Sector Bond Fund Institutional Class	4,515,334	42,007,621	1,357,483	819,158	(53,560)	(1,953,095)	-	40,592,851	6.77
Great-West Short Duration Bond Fund Institutional Class	1,605,574	15,903,997	533,134	593,104	(15,879)	(462,629)	55,302	15,381,398	2.56
Great-West U.S. Government Mortgage Securities Fund Institutional Class	3,407,853	31,974,834	1,539,241	975,710	(10,170)	(1,526,899)	71,454	31,011,466	5.17
					(150,961)	(9,884,809)	240,396	198,373,741	33.06
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,932,181	18,928,170	1,635,265	714,714	158,905	(1,879,437)	-	17,969,284	2.99
Great-West International Growth Fund Institutional Class	1,865,446	19,073,455	2,488,426	350,677	42,577	(3,190,994)	-	18,020,210	3.00
Great-West International Value Fund Institutional Class	5,251,878	47,395,069	2,310,051	1,214,160	337,874	(3,587,404)	-	44,903,556	7.48
Great-West Large Cap Growth Fund Institutional Class	2,432,148	25,655,444	2,260,737	1,354,685	(74,913)	(2,215,698)	-	24,345,798	4.06
Great-West Large Cap Value Fund Institutional Class	7,412,452	64,338,865	1,006,288	5,183,189	409,302	546,013	-	60,707,977	10.12
Great-West Mid Cap Value Fund Institutional Class	3,779,727	35,365,296	734,109	3,218,340	(41,257)	78,156	-	32,959,221	5.49
Great-West Real Estate Index Fund Institutional Class	2,530,409	28,838,438	1,499,406	1,894,456	152,399	(1,241,490)	-	27,201,898	4.53
Great-West Small Cap Growth Fund Institutional Class	792,278	9,378,278	958,781	393,283	3,187	(1,117,798)	-	8,825,978	1.47
Great-West Small Cap Value Fund Institutional Class	2,698,412	23,436,436	803,014	1,301,704	284,398	(1,242,517)	-	21,695,229	3.62
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,723,310	14,011,228	1,261,120	443,149	57,212	(1,611,408)	-	13,217,791	2.20
					1,329,684	(15,462,577)	0	269,846,942	44.96
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	132,077,305	136,657,684	2,703,545	7,698,879	-	-	414,955	132,077,305	22.01
					0	0	414,955	132,077,305	22.01
				Total	$1,178,723	$(25,347,386)	$655,351	$600,297,988	100.03%

March 31, 2022

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	7,013,759	$68,881,630	$3,070,107	$1,820,944	$22,207	$(4,622,286)	$240,126	$65,508,507	3.76%
Great-West Global Bond Fund Institutional Class	10,572,331	91,891,921	3,044,961	2,738,765	(222,779)	(5,082,110)	-	87,116,007	4.99
Great-West High Yield Bond Fund Institutional Class	3,926,803	41,415,600	565,514	836,572	12,364	(1,955,046)	-	39,189,496	2.25
Great-West Inflation-Protected Securities Fund Institutional Class	4,209,010	46,252,237	526,633	2,300,682	95,158	(1,083,292)	-	43,394,896	2.49
Great-West Multi-Sector Bond Fund Institutional Class	9,573,354	90,527,132	2,214,033	2,458,492	(76,146)	(4,218,219)	-	86,064,454	4.93
Great-West Short Duration Bond Fund Institutional Class	3,392,202	34,224,513	698,896	1,438,632	(32,822)	(987,483)	117,090	32,497,294	1.86
Great-West U.S. Government Mortgage Securities Fund Institutional Class	7,188,153	68,811,803	2,271,063	2,464,482	(73,749)	(3,206,194)	151,106	65,412,190	3.75
					(275,767)	(21,154,630)	508,322	419,182,844	24.03
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	7,758,485	77,843,133	5,302,582	3,901,039	155,962	(7,090,766)	-	72,153,910	4.14
Great-West International Growth Fund Institutional Class	7,482,679	78,216,826	7,611,900	674,758	9,937	(12,871,291)	-	72,282,677	4.14
Great-West International Value Fund Institutional Class	21,105,344	194,470,698	3,277,777	5,036,811	(1,084,029)	(12,260,972)	-	180,450,692	10.34
Great-West Large Cap Growth Fund Institutional Class	9,768,230	105,377,397	4,286,331	1,984,559	355,946	(9,899,182)	-	97,779,987	5.61
Great-West Large Cap Value Fund Institutional Class	29,847,902	263,671,614	327,735	19,607,558	3,734,316	62,526	-	244,454,317	14.01
Great-West Mid Cap Value Fund Institutional Class	15,217,011	144,141,901	534,023	12,799,271	(758,925)	815,681	-	132,692,334	7.61
Great-West Real Estate Index Fund Institutional Class	6,590,784	75,729,917	1,732,591	3,058,158	643,766	(3,553,421)	-	70,850,929	4.06
Great-West Small Cap Growth Fund Institutional Class	3,171,936	38,401,061	2,141,191	501,176	58,732	(4,705,713)	-	35,335,363	2.03
Great-West Small Cap Value Fund Institutional Class	10,856,941	95,783,706	827,795	3,440,631	1,921,249	(5,881,061)	-	87,289,809	5.00
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,925,287	57,335,315	3,000,860	959,316	(186,044)	(6,259,911)	-	53,116,948	3.04
					4,850,910	(61,644,110)	0	1,046,406,966	59.98
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	279,463,619	294,574,102	1,744,070	17,743,962	-	-	889,409	279,463,619	16.02
					0	0	889,409	279,463,619	16.02
				Total	$4,575,143	$(82,798,740)	$1,397,731	$1,745,053,429	100.03%

March 31, 2022

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,257,861	$22,572,949	$1,369,811	$1,346,463	$15,703	$(1,507,878)	$77,443	$21,088,419	2.53%
Great-West Global Bond Fund Institutional Class	3,410,087	30,029,853	1,503,184	1,805,311	(84,663)	(1,628,608)	-	28,099,118	3.38
Great-West High Yield Bond Fund Institutional Class	1,265,061	13,483,140	430,957	632,506	21,708	(656,284)	-	12,625,307	1.52
Great-West Inflation-Protected Securities Fund Institutional Class	1,356,169	15,131,405	523,074	1,246,104	104,385	(426,277)	-	13,982,098	1.68
Great-West Multi-Sector Bond Fund Institutional Class	3,084,769	29,697,133	1,202,247	1,875,353	(104,027)	(1,291,949)	-	27,732,078	3.33
Great-West Short Duration Bond Fund Institutional Class	2,670,562	27,382,118	1,084,196	2,110,209	(32,838)	(772,124)	92,280	25,583,981	3.07
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,315,083	22,538,827	1,185,618	1,601,409	(5,301)	(1,055,779)	48,728	21,067,257	2.53
					(85,033)	(7,338,899)	218,451	150,178,258	18.04
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	4,586,814	46,368,276	3,249,107	2,750,769	202,538	(4,209,242)	-	42,657,372	5.13
Great-West International Growth Fund Institutional Class	4,438,527	46,879,970	4,189,264	496,233	268	(7,696,827)	-	42,876,174	5.15
Great-West International Value Fund Institutional Class	12,514,334	116,011,311	2,128,611	4,007,188	(786,542)	(7,135,176)	-	106,997,558	12.86
Great-West Large Cap Growth Fund Institutional Class	5,788,311	63,154,925	2,428,793	1,623,311	273,738	(6,019,417)	-	57,940,990	6.96
Great-West Large Cap Value Fund Institutional Class	17,655,734	157,719,836	134,485	10,335,049	5,153,076	(2,918,808)	-	144,600,464	17.38
Great-West Mid Cap Value Fund Institutional Class	9,011,260	86,899,918	150,321	8,593,615	(139,341)	121,560	-	78,578,184	9.44
Great-West Real Estate Index Fund Institutional Class	2,733,765	31,968,145	733,715	1,437,996	616,414	(1,875,886)	-	29,387,978	3.53
Great-West Small Cap Growth Fund Institutional Class	1,885,190	23,164,551	1,176,646	390,879	141,128	(2,949,308)	-	21,001,010	2.52
Great-West Small Cap Value Fund Institutional Class	6,442,520	57,736,671	501,061	4,890,536	(819,110)	(1,549,334)	-	51,797,862	6.23
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,102,496	34,342,169	1,822,594	887,930	(69,689)	(3,810,685)	-	31,466,148	3.78
					4,572,480	(38,043,123)	0	607,303,740	72.98
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	74,985,589	80,126,465	1,959,965	7,339,939	-	-	239,098	74,985,589	9.01
					0	0	239,098	74,985,589	9.01
				Total	$4,487,447	$(45,382,022)	$457,549	$832,467,587	100.03%

March 31, 2022

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 03/31/2022	Value 12/31/2021	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 03/31/2022	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	5,121,643	$51,771,525	$3,122,711	$2,415,542	$202,038	$(4,847,417)	$-	$47,631,277	7.19%
Great-West International Growth Fund Institutional Class	4,924,858	51,963,457	5,027,245	958,369	(36,711)	(8,458,207)	-	47,574,126	7.18
Great-West International Value Fund Institutional Class	13,916,789	129,639,987	2,091,454	4,733,687	(880,984)	(8,009,204)	-	118,988,550	17.96
Great-West Large Cap Growth Fund Institutional Class	6,403,669	69,830,541	3,326,216	2,343,576	385,613	(6,712,453)	-	64,100,728	9.68
Great-West Large Cap Value Fund Institutional Class	19,655,761	175,146,795	117,276	13,263,285	3,304,139	(1,020,106)	-	160,980,680	24.30
Great-West Mid Cap Value Fund Institutional Class	10,001,694	95,396,129	144,952	9,596,892	(1,387,620)	1,270,582	-	87,214,771	13.17
Great-West Real Estate Index Fund Institutional Class	1,849,975	21,763,507	486,464	811,747	694,386	(1,550,997)	-	19,887,227	3.00
Great-West Small Cap Growth Fund Institutional Class	2,088,119	25,430,091	1,804,080	873,156	20,180	(3,099,370)	-	23,261,645	3.51
Great-West Small Cap Value Fund Institutional Class	7,227,459	63,594,642	1,096,487	4,780,469	(898,927)	(1,801,886)	-	58,108,774	8.77
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,553,981	38,062,265	2,380,035	1,089,968	144,043	(4,423,295)	-	34,929,037	5.27
					1,546,157	(38,652,353)	0	662,676,815	100.03
				Total	$1,546,157	$(38,652,353)	$0	$662,676,815	100.03%

March 31, 2022